Provisions - Schedule of Other Provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 1,916
Exchange and other adjustments	(3)
Provisions applied	(460)
(Credit) charge for the period	200
Provisions at end of the period	1,653
Provision for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	314
Exchange and other adjustments	(1)
Provisions applied	0
(Credit) charge for the period	(40)
Provisions at end of the period	273
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,014
Exchange and other adjustments	0
Provisions applied	(206)
(Credit) charge for the period	90
Provisions at end of the period	898
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	588
Exchange and other adjustments	(2)
Provisions applied	(254)
(Credit) charge for the period	150
Provisions at end of the period	£ 482